COMMITMENTS AND CONTINGENCIES - Narrative (Details)		1 Months Ended	9 Months Ended		12 Months Ended		16 Months Ended
	Jun. 17, 2021 USD ($)	Jul. 31, 2019 ft²	Sep. 30, 2021 USD ($) ft² license_agreement	Sep. 30, 2020 USD ($) ft²	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	May 15, 2020	Jan. 01, 2022 ft²	May 31, 2018 ft²	Apr. 30, 2018 USD ($) ft²
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Rent expense			$ 2,056,000	$ 1,559,000	$ 2,067,000	$ 1,740,000
Deferred rent					577,000	526,000
Number of license agreements | license_agreement			3
Royalty and maintenance expense					800,000	104,000
Accrued royalties and maintenance			$ 1,000,000
Contribution cost					$ 547,000	800,000
Contribution One
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Employer percent match							100.00%
Percent of employee gross pay							1.00%
Contribution Two
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Employer percent match							50.00%
Percent of employee gross pay							5.00%
Letter of Credit
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Maximum borrowing capacity										$ 411,000
Data Foundry Cloud Subscription
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment amount	$ 9,300,000
Purchase commitment period	3 years
Purchase liability			725,000
Data Foundry Cloud Subscription | Prepaid Expense
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase liability			700,000
Invention Science Fund I, LLC
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Royalty and maintenance expense			750,000	600,000
Red 5 Group, LLC
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Royalty and maintenance expense			$ 188,000	$ 188,000
Boston, Massachusetts
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Area of office space (in sqft) | ft²			19,000		19,000				12,000
Rent expense					$ 11,553,000
Security deposit					166,000	$ 43,000
Boston, Massachusetts | Forecast
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Area of office space (in sqft) | ft²								900
San Francisco, California
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Area of office space (in sqft) | ft²		6,000	17,000							11,000
Rent expense					9,000,000
Lease term										62 months
Extended lease term		24 months
Raleigh, North Carolina
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Area of office space (in sqft) | ft²			7,700	7,700
Rent expense					$ 1,100,000
Lease term				64 months